Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended
Sep. 30, 2013
Income Tax [Line Items]
Income tax expense for the period	$ 3,932
Initial recording of deferred tax asset	(1,760)
Income tax expense, as reported	$ 2,172
Effective tax rate	12.30%